Schedule of investments

Delaware Strategic Income II Fund June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 8.85%
Fannie Mae Connecticut Avenue Securities
Series 2018-C03 1M2 2.335% (LIBOR01M + 2.15%,
Floor 2.15%) 10/25/30 •	1,269,197	$1,247,283
Series 2018-C05 1M2 2.535% (LIBOR01M + 2.35%,
Floor 2.35%) 1/25/31 •	1,237,183	1,209,623
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-HQA1 M2 2.485% (LIBOR01M + 2.30%)
9/25/30 •	1,082,026	1,066,271
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4 M2 144A 2.235% (LIBOR01M +
2.05%) 11/25/49 #•	1,500,000	1,454,917
Series 2020-DNA2 M2 144A 2.035% (LIBOR01M +
1.85%, Floor 1.85%) 2/25/50 #•	2,000,000	1,896,209
Series 2020-HQA2 M2 144A 3.285% (LIBOR01M +
3.10%) 3/25/50 #•	2,500,000	2,393,579
Total Agency Collateralized Mortgage Obligations (cost $9,616,559)		9,267,882

Convertible Bonds – 1.57%
Boingo Wireless 1.00% exercise price $42.32, maturity
date 10/1/23	1,079,000	963,007
Cheniere Energy 4.25% exercise price $138.38, maturity
date 3/15/45	1,046,000	677,114
Total Convertible Bonds (cost $1,741,350)		1,640,121

Corporate Bonds – 50.51%
Banking - 7.26%
Ally Financial 5.75% 11/20/25	145,000	155,083
Bank of America
2.884% 10/22/30 µ	170,000	184,061
5.125%µy	510,000	507,231
Bank of New York Mellon 4.70%µy	80,000	83,400
BBVA Bancomer 144A 6.75% 9/30/22 #	667,000	711,899
Citizens Financial Group 5.65%µy	85,000	86,381
Credit Suisse Group 144A 6.25%#µy	1,050,000	1,098,382
JPMorgan Chase & Co.
2.522% 4/22/31 µ	95,000	100,549
3.109% 4/22/41 µ	55,000	59,428
3.109% 4/22/51 µ	80,000	86,525
5.00%µy	255,000	245,483
Popular 6.125% 9/14/23	1,301,000	1,318,752
Royal Bank of Scotland Group 8.625%µy	1,150,000	1,198,265
Truist Financial 4.95%µy	95,000	97,375
Turkiye Garanti Bankasi 144A 5.875% 3/16/23 #	605,000	606,972

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Schedule of investments

Delaware Strategic Income II Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
UBS Group 6.875%µy	565,000	$573,297
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•	600,000	496,647
		7,609,730
Basic Industry - 7.22%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	1,130,000	1,137,565
Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #	588,000	612,869
CSN Islands XI 144A 6.75% 1/28/28 #	655,000	561,663
Freeport-McMoRan 5.45% 3/15/43	1,526,000	1,500,645
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	568,000	651,098
GUSAP III 144A 4.25% 1/21/30 #	1,180,000	1,158,996
Hudbay Minerals 144A 7.625% 1/15/25 #	393,000	377,321
LYB International Finance III 2.875% 5/1/25	180,000	191,898
Methanex 5.25% 12/15/29	665,000	588,512
Novolipetsk Steel Via Steel Funding DAC 144A
4.00% 9/21/24 #	564,000	598,771
Nutrien 2.95% 5/13/30	90,000	95,569
PolyOne 144A 5.75% 5/15/25 #	84,000	86,573
		7,561,480
Brokerage - 1.24%
Charles Schwab 5.375%µy	90,000	96,374
Jefferies Group 6.50% 1/20/43	1,035,000	1,205,466
		1,301,840
Capital Goods - 1.16%
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	565,000	571,297
Mauser Packaging Solutions Holding 144A
5.50% 4/15/24 #	160,000	157,498
Standard Industries 144A 5.00% 2/15/27 #	65,000	66,001
TransDigm 144A 6.25% 3/15/26 #	165,000	165,181
WESCO Distribution 144A 7.25% 6/15/28 #	240,000	253,697
		1,213,674
Communications - 4.25%
Altice Financing 144A 5.00% 1/15/28 #	635,000	631,796
AMC Networks 4.75% 8/1/25	33,000	32,475
Charter Communications Operating
2.80% 4/1/31	45,000	45,719
4.80% 3/1/50	90,000	102,428
Clear Channel Worldwide Holdings 9.25% 2/15/24	50,000	46,512
CSC Holdings 5.875% 9/15/22	50,000	52,361
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	340,000	347,375
Netflix 144A 3.625% 6/15/25 #	160,000	161,900
Radiate Holdco 144A 6.625% 2/15/25 #	621,000	620,289

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(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Sirius XM Radio 144A 4.625% 7/15/24 #	147,000	$151,181
Sprint 7.875% 9/15/23	570,000	642,672
Time Warner Cable 7.30% 7/1/38	480,000	666,117
Time Warner Entertainment 8.375% 3/15/23	225,000	263,853
T-Mobile USA 144A 3.875% 4/15/30 #	130,000	145,138
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	545,000	542,160
		4,451,976
Consumer Cyclical - 4.30%
Colt Merger Sub 144A 6.25% 7/1/25 #	130,000	129,311
Future Retail 144A 5.60% 1/22/25 #	630,000	417,148
General Motors
5.40% 10/2/23	55,000	59,625
6.125% 10/1/25	55,000	61,878
General Motors Financial 5.20% 3/20/23	105,000	112,416
HTA Group 144A 7.00% 12/18/25 #	540,000	548,076
Hutama Karya Persero 144A 3.75% 5/11/30 #	200,000	210,513
L Brands 144A 9.375% 7/1/25 #	160,000	160,600
M/I Homes 5.625% 8/1/25	644,000	652,787
MGM Resorts International 5.75% 6/15/25	110,000	109,107
Prime Security Services Borrower 144A 5.75% 4/15/26 #	991,000	1,029,243
Resorts World Las Vegas 144A 4.625% 4/16/29 #	600,000	588,746
Scientific Games International 144A 8.25% 3/15/26 #	480,000	426,818
		4,506,268
Consumer Non-Cyclical - 2.21%
Aramark Services 144A 5.00% 2/1/28 #	105,000	99,991
Bausch Health
144A 5.50% 11/1/25 #	120,000	122,767
144A 6.25% 2/15/29 #	126,000	126,866
Encompass Health
4.50% 2/1/28	70,000	67,257
4.75% 2/1/30	25,000	23,917
MHP 144A 6.95% 4/3/26 #	566,000	576,902
Rede D’or Finance 144A 4.50% 1/22/30 #	765,000	676,306
Tenet Healthcare
5.125% 5/1/25	180,000	173,918
6.875% 11/15/31	270,000	242,611
US Foods 144A 6.25% 4/15/25 #	199,000	203,353
		2,313,888
Energy - 9.04%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	815,000	928,189
Ecopetrol 6.875% 4/29/30	515,000	594,053

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Schedule of investments

Delaware Strategic Income II Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer Operating 7.125%µy	545,000	$466,656
Grupo Energia Bogota 144A 4.875% 5/15/30 #	300,000	315,563
KazMunayGas National JSC 144A 6.375% 10/24/48 #	1,134,000	1,433,932
KazTransGas JSC 144A 4.375% 9/26/27 #	570,000	615,771
Lukoil Securities 144A 3.875% 5/6/30 #	620,000	647,125
Marathon Oil
2.80% 11/1/22	285,000	285,414
4.40% 7/15/27	695,000	682,475
MPLX
4.00% 3/15/28	200,000	210,855
5.50% 2/15/49	295,000	335,222
Noble Energy 4.20% 10/15/49	690,000	573,414
Petrobras Global Finance 144A 5.093% 1/15/30 #	558,000	556,884
Petroleos Mexicanos 6.50% 1/23/29	563,000	491,747
Saudi Arabian Oil 144A 4.25% 4/16/39 #	565,000	630,414
Southwestern Energy 7.75% 10/1/27	800,000	698,524
		9,466,238
Finance Companies - 0.33%
GE Capital Funding 144A 3.45% 5/15/25 #	200,000	209,677
International Lease Finance 8.625% 1/15/22	125,000	134,348
		344,025
Insurance - 2.56%
American International Group 3.40% 6/30/30	115,000	124,832
Aon 2.80% 5/15/30	65,000	69,628
AssuredPartners 144A 7.00% 8/15/25 #	674,000	676,099
Brighthouse Financial
4.70% 6/22/47	595,000	545,222
5.625% 5/15/30	70,000	77,707
HUB International 144A 7.00% 5/1/26 #	514,000	514,517
USI 144A 6.875% 5/1/25 #	665,000	672,890
		2,680,895
Technology - 1.54%
Broadcom
144A 3.15% 11/15/25 #	65,000	69,095
144A 4.15% 11/15/30 #	45,000	49,064
CDK Global 5.875% 6/15/26	60,000	62,456
CommScope Technologies 144A 5.00% 3/15/27 #	1,270,000	1,147,712
Fiserv 2.65% 6/1/30	90,000	95,149
Global Payments 2.90% 5/15/30	110,000	115,190
NXP
144A 3.40% 5/1/30 #	30,000	32,348

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(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
NXP
144A 4.30% 6/18/29 #	35,000	$39,778
		1,610,792
Transportation - 2.46%
Aerovias de Mexico 144A 7.00% 2/5/25 #‡	625,000	148,437
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	645,000	457,950
Delta Air Lines 144A 7.00% 5/1/25 #	1,020,000	1,053,985
Mileage Plus Holdings 144A 6.50% 6/20/27 #	345,000	346,725
Rutas 2 and 7 Finance 144A 2.932% 9/30/36 #^	705,000	461,775
Southwest Airlines 5.125% 6/15/27	110,000	114,205
		2,583,077
Utilities - 6.94%
Aegea Finance 144A 5.75% 10/10/24 #	600,000	609,813
Calpine 144A 5.25% 6/1/26 #	1,288,000	1,304,248
Comision Federal de Electricidad 144A 4.875% 1/15/24 #	513,000	541,802
Duke Energy 4.875%µy	650,000	650,141
Israel Electric 144A 5.00% 11/12/24 #	570,000	640,546
NRG Energy 144A 4.45% 6/15/29 #	950,000	1,001,728
PG&E 5.25% 7/1/30	160,000	161,200
Sempra Energy 4.875%µy	85,000	85,213
Southern California Edison
4.00% 4/1/47	100,000	114,384
4.875% 3/1/49	550,000	712,369
Vistra Operations
144A 3.55% 7/15/24 #	1,240,000	1,280,585
144A 5.50% 9/1/26 #	165,000	169,297
		7,271,326
Total Corporate Bonds (cost $53,531,108)		52,915,209

Loan Agreements – 4.78%
Acrisure Tranche B 3.678% (LIBOR01M + 3.50%)
2/15/27 •	338,291	320,531
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%)
9/19/25 •	325,000	325,813
AssuredPartners 3.678% (LIBOR01M + 3.50%) 2/12/27 •	337,370	323,453
AthenaHealth Tranche B 1st Lien 4.818% (LIBOR03M +
4.50%) 2/11/26 •	337,437	327,033
Blue Ribbon 1st Lien 5.00% (LIBOR01M + 4.00%)
11/15/21 •	150,000	129,000
Buckeye Partners 2.923% (LIBOR01M + 2.75%) 11/1/26 •	222,093	214,154
BWay Holding 4.561% (LIBOR03M + 3.25%) 4/3/24 •	208,389	188,175

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Schedule of investments

Delaware Strategic Income II Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Calpine 2.43% (LIBOR01M + 2.25%) 1/15/24 •	28,731	$27,791
Connect US Finco 5.50% (LIBOR03M + 4.50%)
12/12/26 •	209,475	197,849
Frontier Communications Tranche B-1 5.352% (LIBOR03M
+ 3.75%) 6/17/24 •	788,105	771,554
Gentiva Health Services Tranche B 3.438% (LIBOR01M +
3.25%) 7/2/25 •	268,645	261,257
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%)
6/17/27 •	560,000	547,867
Kronos 3.179% (LIBOR01M + 3.00%) 11/1/23 •	378,520	378,165
Kronos 2nd Lien 9.25% (LIBOR01M + 8.25%) 11/1/24 •	275,000	275,147
Stars Group Holdings 3.808% (LIBOR03M + 3.50%)
7/10/25 •	114,389	113,990
Terrier Media Buyer 4.428% (LIBOR01M + 4.25%)
12/17/26 •	37,810	36,203
Ultimate Software Group 1st Lien 3.928% (LIBOR01M +
3.75%) 5/4/26 •	313,452	304,105
Verscend Holding Tranche B 4.678% (LIBOR01M +
4.50%) 8/27/25 •	272,915	266,093
Total Loan Agreements (cost $5,083,580)		5,008,180

Non-Agency Asset-Backed Security – 0.83%
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #•	844,391	869,480
Total Non-Agency Asset-Backed Security (cost $874,934)		869,480

Non-Agency Collateralized Mortgage Obligations – 12.32%
Connecticut Avenue Securities Trust
Series 2019-R07 1M2 144A 2.285% (LIBOR01M +
2.10%) 10/25/39 #•	1,500,000	1,453,982
Series 2020-R01 1M2 144A 2.235% (LIBOR01M +
2.05%, Floor 2.05%) 1/25/40 #•	1,500,000	1,423,443
GS Mortgage-Backed Securities Trust
Series 2020-PJ1 A1 144A 3.50% 5/25/50 #•	1,292,377	1,312,402
JPMorgan Mortgage Trust
Series 2020-1 A4 144A 3.50% 6/25/50 #•	1,276,346	1,301,579
Series 2020-2 A3 144A 3.50% 7/25/50 #•	1,828,686	1,871,648
Sequoia Mortgage Trust
Series 2014-1 B3 144A 3.925% 4/25/44 #•	1,333,855	1,357,696
Series 2017-5 B2 144A 3.839% 8/25/47 #•	1,395,615	1,424,606
Series 2017-6 B2 144A 3.743% 9/25/47 #•	1,396,637	1,419,131
Series 2017-7 B2 144A 3.748% 10/25/47 #•	1,402,231	1,341,071
Total Non-Agency Collateralized Mortgage Obligations (cost $13,238,397)		12,905,558

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(Unaudited)

Principal amount°		Value (US $)
Non-Agency Commercial Mortgage-Backed Securities – 11.95%
BANK
Series 2019-BN20 A3 3.011% 9/15/62	1,350,000	$1,494,650
Cantor Commercial Real Estate Lending
Series 2019-CF2 A5 2.874% 11/15/52	1,350,000	1,395,163
DB-JPM Mortgage Trust
Series 2016-C1 B 4.195% 5/10/49 •	1,000,000	1,005,406
Series 2016-C3 A5 2.89% 8/10/49	1,000,000	1,071,570
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	1,350,000	1,500,818
Series 2017-GS6 A3 3.433% 5/10/50	1,360,000	1,512,637
Series 2020-GC47 B 3.571% 5/12/53	1,500,000	1,562,367
JPM-DB Commercial Mortgage Securities Trust
Series 2017-C7 A5 3.409% 10/15/50	1,350,000	1,501,515
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 A4 3.325% 5/15/49	1,350,000	1,470,623
Total Non-Agency Commercial Mortgage-Backed Securities (cost $12,329,696)		12,514,749

Sovereign Bonds – 6.10%Δ
Brazil - 0.49%
Brazilian Government International Bond 4.75% 1/14/50	550,000	518,169
		518,169
Egypt - 0.55%
Egypt Government International Bond 144A
7.60% 3/1/29 #	564,000	576,380
		576,380
El Salvador - 0.49%
El Salvador Government International Bond 144A
7.65% 6/15/35 #	584,000	509,540
		509,540
Ghana - 0.53%
Ghana Government International Bond 144A
7.875% 3/26/27 #	562,000	558,651
		558,651
Ivory Coast - 0.55%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #	574,000	574,264
		574,264
Mongolia - 0.62%
Mongolia Government International Bond 144A
5.625% 5/1/23 #	647,000	649,426
		649,426

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Schedule of investments

Delaware Strategic Income II Fund (Unaudited)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Paraguay - 0.53%
Paraguay Government International Bond 144A
4.95% 4/28/31 #	500,000	$559,375
		559,375
Peru - 0.75%
Peruvian Government International Bond
2.392% 1/23/26	200,000	208,100
2.844% 6/20/30	536,000	576,768
		784,868
Qatar - 0.43%
Qatar Government International Bond 144A
3.40% 4/16/25 #	410,000	446,902
		446,902
Senegal - 0.52%
Senegal Government International Bond 144A
6.75% 3/13/48 #	564,000	546,727
		546,727
Uzbekistan - 0.64%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #	636,000	671,775
		671,775
Total Sovereign Bonds (cost $6,211,422)		6,396,077

	Number of shares
Preferred Stock – 0.28%
Morgan Stanley 5.55% µy	325,000	298,741
Total Preferred Stock (cost $330,242)		298,741

Short-Term Investments – 1.67%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.10%)	349,160	349,160
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.06%)	349,160	349,160
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.15%)	349,161	349,161
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	349,161	349,161
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.04%)	349,161	349,161
Total Short-Term Investments (cost $1,745,803)		1,745,803

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(Unaudited)

	Total Value of Securities – 98.86%
	(cost $104,703,091)	$103,561,800
	Receivables and Other Assets Net of Liabilities – 1.14% ★	1,198,540
	Net Assets Applicable to 11,442,525 Shares Outstanding – 100.00%	$104,760,340

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
	At June 30, 2020, the aggregate value of Rule 144A securities was $56,972,805, which represents
	54.38% of the Fund’s net assets.
★ Includes $24,992 cash collateral held at broker for futures contracts as of June 30, 2020.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another
	currency.
‡	Non-income producing security. Security is currently in default.
Δ Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020.
	Rate will reset at a future date.
y No contractual maturity date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
	June 30, 2020. For securities based on a published reference rate and spread, the reference rate and
	spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
	LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference
	rates may differ due to the timing of the reset period. Certain variable rate securities are not based on
	a published reference rate and spread but are determined by the issuer or agent and are based on
	current market conditions, or for mortgage-backed securities, are impacted by the individual
	mortgages which are paying off over time. These securities do not indicate a reference rate and
	spread in their description above.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at June 30, 2020:
Futures Contracts

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	US Treasury
(26)	10 yr Notes	$(3,618,469)	$(3,610,889)	9/21/20	$—	$(7,580)	$4,063
	US Treasury
	10 yr Ultra
15	Notes	2,362,266	2,355,858	9/21/20	6,408	—	(3,750)
Total Futures Contracts			$(1,255,031)		$6,408	$(7,580)	$313

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Schedule of investments

Delaware Strategic Income II Fund (Unaudited)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

Summary of abbreviations:
DB – Deutsche Bank
GS – Goldman Sachs
ICE – Intercontinental Exchange
JPM – JPMorgan
JSC – Joint-Stock Company
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
USD – US Dollar
yr – Year

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